Cover Page	Jun. 13, 2025
Document Information [Line Items]
Entity Central Index Key	0000803649
Amendment Flag	false
Document Type	8-K
Document Period End Date	Jun. 13, 2025
Entity Registrant Name	EQC LIQUIDATING TRUST
Entity Incorporation, State or Country Code	MD
Entity File Number	1-9317
Entity Tax Identification Number	39-6868408
Entity Address, Address Line One	Two North Riverside Plaza, Suite 2000
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	646-2800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
Trading Symbol	N/A
Security Exchange Name	NONE
Entity Emerging Growth Company	false